Segment information (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Schedule of Segment Information
The following tables present our segment information for the years ended December 31, 2022, 2021 and 2020:

	Year ended December 31, 2022
	Air	Packages, Hotels and Other travel products	Financial Services	Intersegment Eliminations	Corporate	Total Consolidated
External revenues	$215,782	$317,748	$4,442	$—	$—	$537,972
Inter segment revenues	$—	$—	$7,805	$(7,805)	$—	$—
Total revenues	$215,782	$317,748	$12,247	$(7,805)	$—	$537,972
Adjusted (negative) EBITDA	$17,953	$42,257	$(18,278)	$—	$—	$41,932
Depreciation and amortization	(10,339)	(12,516)	(71)	—	(13,077)	(36,003)
Stock-based compensation expense	—	—	—	—	(7,292)	(7,292)
Impairment charges	—	—	—	—	—	—
Restructuring charges	—	—	—	—	—	—
Acquisition transaction costs	(390)	—	—	—	—	(390)
Operating income (loss)	$7,224	$29,741	$(18,349)	$—	$(20,369)	$(1,753)
Financial results, net						(45,459)
Loss before income tax						$(47,212)
Income tax expenses						(21,309)
Net loss for the year						$(68,521)
Net loss attributable to redeemable non-controlling interest						—
Net loss attributable to Despegar.com, Corp.						$(68,521)

	Year ended December 31, 2021
	Air	Packages, Hotels and Other travel products	Financial Services	Intersegment Eliminations	Corporate	Total Consolidated
External revenues	$118,456	$203,587	$800	$—	$—	$322,843
Inter segment revenues	$—	$—	$707	$(707)	$—	$—
Total revenues	$118,456	$203,587	$1,507	$(707)	$—	$322,843
Adjusted (negative) EBITDA	$(21,536)	$(4,770)	$(13,799)	$—	$—	$(40,105)
Depreciation and amortization	(11,523)	(10,961)	(62)	—	(11,659)	(34,205)
Stock-based compensation expense	—	—	—	—	(12,338)	(12,338)
Impairment charges	(161)	(4,945)	—	—	—	(5,106)
Restructuring charges	—	—	—	—	(4,041)	(4,041)
Acquisition transaction costs	—	—	—	—	(93)	(93)
Operating loss	$(33,220)	$(20,676)	$(13,861)	$—	$(28,131)	$(95,888)
Financial results, net						(10,207)
Loss before income tax						$(106,095)
Income tax benefit						230
Net loss for the year						$(105,865)
Net loss attributable to redeemable non-controlling interest						1,237
Net loss attributable to Despegar.com, Corp.						$(104,628)

	Year ended December 31, 2020
	Air	Packages, Hotels and Other travel products	Financial Services	Intersegment Eliminations	Corporate	Total Consolidated
External revenues	$62,713	$68,483	$138	$—	$—	$131,334
Inter segment revenues	$—	$—	$112	$(112)	$—	$—
Total revenues	$62,713	$68,483	$250	$(112)	$—	$131,334
Adjusted (negative) EBITDA	$(33,035)	$(84,655)	$(4,123)	$—	$—	$(121,813)
Depreciation and amortization	(9,773)	(9,773)	(133)	—	(10,001)	(29,680)
Stock-based compensation expense	—	—	—	—	(7,312)	(7,312)
Impairment charges	(593)	(1,324)	—	—	—	(1,917)
Restructuring charges	—	—	—	—	(13,360)	(13,360)
Acquisition transaction costs	—	—	—	—	(3,135)	(3,135)
Operating loss	$(43,401)	$(95,752)	$(4,256)	$—	$(33,808)	$(177,217)
Financial results, net						12,910
Loss before income tax						$(164,307)
Income tax benefit						21,438
Net loss for the year						$(142,869)
Net loss attributable to redeemable non-controlling interest						282
Net loss attributable to Despegar.com, Corp.						$(142,587)

Summary of Revenues by Segment and Business Model
The following table presents our consolidated revenues from third parties by business model, revenue type and country for the years ended December 31, 2022, 2021 and 2020:

	Year ended December 31,
	2022	2021	2020
Business Model:
Prepay model	$457,335	$270,891	$102,591
PAD model	11,364	5,342	1,305
Interest revenue	4,114	788	138
Others (1)	65,159	45,822	27,300
Total Revenue	$537,972	$322,843	$131,334
Revenue Type:
Commissions and service fees	$455,790	$268,442	$100,908
Incentive fees	39,859	28,658	17,040
Advertising	16,166	10,227	5,040
Destination services	14,071	7,959	2,988
Interest revenue	4,114	788	138
Financial services (2)	328	13	—
Others (3)	7,644	6,756	5,220
Total Revenue	$537,972	$322,843	$131,334
Country:
Argentina	$75,136	$44,789	$16,112
Brazil	144,423	75,630	45,289
Uruguay	98,249	43,434	9,240
Mexico	116,273	94,284	30,801
Other countries (4)	103,891	64,706	29,892
Total Revenue	$537,972	$322,843	$131,334
(1)Others includes incentive fees, advertising, breakage and loyalty revenue.
(2)Financial services include Financial Intermediation Processing fee and others.
(3)Others includes breakage and loyalty revenue.
(4)Others countries include Chile, Perú, Colombia, Ecuador and others.

Schedule of Allocation of Long-lived Assets Based on Geography
The following table presents our assets by country:

	As of December 31, 2022	As of December 31, 2021
Goodwill:
Argentina	$1,200	$1,200
Brazil	25,284	13,177
Mexico	88,280	83,904
Uruguay	16,839	16,839
Other countries (1)	7,034	7,306
Total goodwill	$138,637	$122,426
Intangible assets, net:
Argentina	$41,096	$37,016
Uruguay	6,022	6,823
Mexico	696	338
Other countries (2)	43,686	41,546
Total intangible assets, net	$91,500	$85,723
Property and equipment, net:
Argentina	$3,735	$4,822
Brazil	1,699	1,198
Mexico	4,492	4,140
Uruguay	657	641
United States	2,290	3,731
Other countries (3)	2,659	2,753
Total property and equipment, net	$15,532	$17,285

Asset information by segment:
Financial Services (4):
Loans receivable	$28,981	$10,971
Allowance for credit losses	$(12,411)	$(2,064)
Total loans receivable, net	$16,570	$8,907
(1)Other countries include Chile, Peru and Colombia.
(2)Other countries include Chile, Peru, Colombia, Brazil and United States.
(3)Other countries include Chile, Peru, Colombia and Ecuador.
(4)As of the date of these financial statements, activity is limited to Brazil